ENTITY-WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Schedule of Net Revenues by Geographic Area
Net revenues by geographic area were as follows:

	Six months ended June 30		Three months ended June 30
	2017	2016	2017	2016
United States	$-	$14	$-	$-
Germany	1,725	1,434	798	752
France	-	49	-	-
Total revenues	$1,725	$1,497	$798	$752

Schedule of Net Revenues by Payment Type
Net revenues by type of payment:

	Six months ended June 30		Three months ended June 30
	2017	2016	2017	2016
Development service payments	$-	$63	$-	$-
Royalties	1,725	1,434	798	752
Total revenues	$1,725	$1,497	$798	$752